FAIR VALUE MEASUREMENTS (Summary of Reconciliation of Fair Value Measurement Using Level 3) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liability classified warrant [Member]
Fair value measurements
Balance at beginning of period	$ (6,551)	$ (6,656)
Initial recognition		0
Derecognition
(Losses) earnings for the period
Earnings	195	105
Impairment losses
Other comprehensive loss
Balance at end of period	(6,356)	(6,551)
Convertible debt [Member]
Fair value measurements
Balance at beginning of period	4,700	6,500
Initial recognition	3,000	3,200
Derecognition	(200)	(5,000)
(Losses) earnings for the period
Earnings
Impairment losses	(1,000)
Other comprehensive loss
Balance at end of period	6,500	4,700
Convertible redeemable preferred shares [Member]
Fair value measurements
Balance at beginning of period	138,485	219,278
Initial recognition		6,492
Derecognition	(10,647)	(17,937)
(Losses) earnings for the period
Earnings	0
Impairment losses	(38,975)	(50,830)
Other comprehensive loss	(3,399)	(18,518)
Balance at end of period	85,464	138,485
Written put option [Member]
Fair value measurements
Balance at beginning of period	0	(7,000)
Initial recognition
Derecognition		7,000
(Losses) earnings for the period
Earnings
Impairment losses
Other comprehensive loss
Balance at end of period		$ 0